ING MUTUAL FUNDS

ING Global Value Choice Fund

ING International Value Choice Fund

 (each a “Fund” and collectively the “Funds”)

Supplement dated September 21, 2012

to the Funds’ Class A, Class B, Class C, Class I, and

Class W Prospectus dated February 29, 2012;

to ING Global Value Choice Fund’s

Class A, Class B, Class C, Class I, and Class W

Summary Prospectus dated February 29, 2012,

as supplemented August 21, 2012; and

to ING International Value Choice Fund’s

Class A, Class B, Class C, Class I, and Class W

Summary Prospectus dated February 29, 2012,

as supplemented April 1, 2012

(each a “Prospectus” and collectively “Prospectuses”)

On September 6, 2012, the Funds’ Board of Trustees (“Board”) approved a change with respect to each Fund’s sub-adviser from Tradewinds Global Investors, LLC to ING Investment Management Co. LLC (“ING IM”) with related changes to each Fund’s principal investment strategies, and expense structure. The Board also approved changing the name of ING Global Value Choice Fund to ING International Value Equity Fund. From the close of business on November 13, 2012 through the close of business on November 30, 2012, the Funds will be in a “transition period” during which time a transition manager will sell all or most of their holdings and may hold a large portion of a Fund’s assets in temporary investments. During this time, the Funds may not be pursuing their respective investment objectives and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in significant buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Funds resulting in taxable distributions to the Funds’ shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by each Fund’s shareholders. Effective on or about November 30, 2012, ING IM will begin managing the Funds under interim sub-advisory agreements. The interim sub-advisory agreements may be in effect up to 150 days.  Shareholder meetings will be held to approve each Fund’s new permanent sub-advisory agreement. In conjunction with the change to the Funds’ sub-adviser, Emily Alejos and Andrew Thelen will be replaced as co-portfolio managers for ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) and Peter Boardman will be replaced as portfolio manager for ING International Value Choice Fund.  Martin Jansen, David Rabinowitz, and Joseph Vultaggio will be the portfolio managers for both Funds.

In addition, the Funds’ Board approved a proposal to reorganize ING International Value Choice Fund with and into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) (the “Merger”).  Effective November 30, 2012, each Fund will have the same sub-adviser and substantially similar principal investment strategies.

The proposal for each Fund to enter into new permanent sub-advisory agreements with ING IM requires approval by each Fund’s shareholders. In addition, the Merger proposal requires approval by ING International Value Choice Fund’s shareholders.  A proxy statement detailing the proposal for a new permanent sub-advisory agreement for ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) is expected to be mailed to the Fund’s shareholders on or about January 17, 2013, and a shareholder meeting for the Fund is expected to be held on or about March 12, 2013.  A proxy statement/prospectus detailing the proposal for a new permanent sub-advisory agreement and the Merger proposal for ING International Value Choice Fund is expected to be mailed to the Fund’s shareholders on or about January 25, 2013, and a shareholder meeting for the Fund is scheduled to be held on or about March 14, 2013. The Funds will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval of the proposals is obtained, ING Global Value Choice Fund (to be renamed ING International Value Choice Fund) will have a new permanent sub-advisory agreement with ING IM effective on or about March 12, 2013, and ING International Value Choice Fund will have a new permanent sub-advisory agreement with ING IM which will be effective on or about March 14, 2013. The Merger of ING International Value Choice Fund with and into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) is expected to take place on or about March 23, 2013 (“Closing Date”).  Last, any contingent deferred sales charge (“CDSC”) that would be applicable on a redemption of ING International Value Choice Fund’s shares or on a redemption of ING Global Value Choice Fund’s (to be renamed ING International Value Equity Fund) shares acquired as result of the Merger shall be waived from December 14, 2012, (“Record Date”) through and until thirty (30) days following the Closing Date.

ING Global Value Choice Fund

1.                                       Effective close of business on November 13, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       All references to “ING Global Value Choice Fund” are hereby deleted and replaced with “ING International Value Equity Fund.”

b.                                      The subsection entitled “Fees and Expenses of the Fund — Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

At the close of business on November 13, 2012, Tradewinds Global Investors, LLC will be terminated as sub-adviser to the Fund.  On November 30, 2012, ING Investment Management Co. LLC will begin managing the Fund.  During the period from the close of business November 13, 2012 through the close of business on November 30, 2012, the Fund is in a transition period which will result in significant buy and sell transactions which will likely cause an increase in the Fund’s portfolio turnover rate. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders.  In addition, these transactions will result in transaction costs which will be borne by the shareholders.

c.                                       The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.  The Fund will provide shareholders with 60 days’ prior notice of any change in this investment policy.  The Fund invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Fund generally invests in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Fund may invest in derivative instruments including futures, options, and swaps.  The Fund typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

d.                                      The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

e.                                       The section entitled “Portfolio Management” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

From the close of business on November 13, 2012 through the close of business November 30, 2012, the Fund will be managed by a transition manager in preparation for a sub-adviser change from Tradewinds Global Investors, LLC to ING Investment Management Co. LLC.  Effective November 30, 2012, the following serve as investment adviser, sub-adviser, and portfolio managers to the Fund:

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
Martin Jansen	Joseph Vultaggio
Portfolio Manager (since 11/12)	Assistant Portfolio Manager
(since 11/12)
David Rabinowitz
Senior Sector Analyst (since 11/12)

2.                                       Effective November 30, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       The table and accompanying footnotes in the subsection entitled “Fees and Expenses of the Fund — Annual Fund Operating Expenses” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	W
Management Fees	%	0.88	0.88	0.88	0.88	0.88
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.20	0.20	0.20	0.10	0.20
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses(3)%		1.44	2.19	2.19	1.09	1.19
Waivers and Reimbursements(4)%		(0.08)	(0.08)	(0.08)	None	(0.08)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.36	2.11	2.11	1.09	1.11

(1)          A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)          Expense ratios have been adjusted to reflect current contractual rates.

(3)          Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(4)          Effective November 30, 2012, the adviser is contractually obligated to limit expenses to 1.35%, 2.10%, 2.10%, 1.10%, and 1.10% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.                                      The table in the subsection entitled “Fees and Expenses of the Fund — Expense Examples” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$706	997	1,309	2,194
B	Sold	$714	977	1,367	2,328
	Held	$214	677	1,167	2,328
C	Sold	$314	677	1,167	2,517
	Held	$214	677	1,167	2,517
I	Sold or Held	$111	347	601	1,329
W	Sold or Held	$113	370	647	1,436

c.                                       The table and accompanying footnotes in the subsection entitled “Performance Information — Average Annual Total Returns” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)		Inception Date
Class A before taxes %	(15.07)	4.95	5.91		04/19/93
After tax on distributions %	(17.00)	4.37	5.61		—
After tax on distributions with sale %	(8.44)	4.11	5.12		—
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	4.67		—
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	4.24		—
Class B before taxes %	(14.62)	5.08	5.80		05/31/95
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	4.67		—
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	4.24		—
Class C before taxes %	(11.41)	5.41	5.80		04/19/93
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	4.67		—
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	4.24		—
Class I before taxes %	(9.60)	6.60	7.91		09/06/06
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	(2.62	)(3)	—
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	0.02	(3)	—
Class W before taxes %	(9.69)	10.70	N/A		06/01/09
MSCI EAFE® Index(1),(2)%	(12.14)	5.53 (3)	N/A		—
MSCI ACW Index SM (1),(2)%	(7.35)	10.03 (3)	N/A		—

(1)          The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(2)          On November 30, 2012, the Fund changed its primary benchmark from the MSCI ACW IndexSM to the MSCI EAFE® Index because the MSCI EAFE® Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

(3)          Reflects index performance since the date closest to the Class’ inception for which data is available.

ING International Value Choice Fund

3.                                       Effective close of business on November 13, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       The subsection entitled “Fees and Expenses of the Fund — Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

At the close of business on November 13, 2012, Tradewinds Global Investors, LLC will be terminated as sub-adviser to the Fund.  On November 30, 2012, ING

Investment Management Co. LLC will begin managing the Fund.  During the period from the close of business November 13, 2012 through the close of business November 30, 2012, the Fund is in a transition period which will result in significant buy and sell transactions. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders.  In addition, these transactions will result in transaction costs which will be borne by the shareholders.

b.                                      The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Fund generally invests in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Fund may invest in derivative instruments including futures, options, and swaps.  The Fund typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - On September 6, 2012, the Fund’s Board of Trustees approved a proposal to reorganize the Fund into ING Global Value Choice Fund

(to be renamed ING International Value Equity Fund). If shareholder approval is obtained, it is expected that the reorganization will take place on or about March 23, 2012. The Fund may engage in transition management techniques prior to the closing of the reorganization during which time the Fund may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.  After the reorganization you will hold shares of ING International Value Equity Fund. For more information regarding ING Global Value Choice Fund (to be renamed ING International Value Equity Fund), please contact a Shareholder Services representative at (800) 992-0180.

c.                                       The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

d.                                      The section entitled “Portfolio Management” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

From the close of business on November 13, 2012 through the close of business on November 30, 2012, the Fund will be managed by a transition manager in preparation for a sub-adviser change from Tradewinds Global Investors, LLC to ING Investment Management Co. LLC.  Effective November 30, 2012, the following serve as investment adviser, sub-adviser, and portfolio managers to the Fund:

PORTFOLIO MANAGEMENT

Investment Adviser	Sub-Adviser
ING Investments, LLC	ING Investment Management Co. LLC

Portfolio Managers
Martin Jansen	Joseph Vultaggio
Portfolio Manager (since 11/12)	Assistant Portfolio Manager

(since 11/12)
David Rabinowitz Senior Sector Analyst (since 11/12)

4.                                       Effective November 30, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       The table and accompanying footnotes in the subsection entitled “Fees and Expenses of the Fund — Annual Fund Operating Expenses” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.47	0.47	0.47	0.28	0.47
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses(3)%		1.83	2.58	2.58	1.39	1.58
Waivers and Reimbursements(4)%		(0.47)	(0.47)	(0.47)	(0.28)	(0.47)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.36	2.11	2.11	1.11	1.11

(1)          A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)          Expense ratios have been adjusted to reflect current contractual rates.

(3)          Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(4)          The adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, and 1.45% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, effective November 30, 2012, the adviser is contractually obligated to further limit expenses to 1.35%, 2.10%, 2.10%, 1.10%, and 1.10% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2014. There is no guarantee the additional expense limitation will continue after March 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Finally, the adviser is contractually obligated to waive 0.10% of the management fee through March 1, 2013. There is no guarantee that the management fee waiver will continue after March 1, 2013. The management fee waiver will continue only if the adviser elects to renew it.

b.                                      The table in the subsection entitled “Fees and Expenses of the Fund — Expense Examples” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$706	1,074	1,467	2,563
B	Sold	$714	1,058	1,528	2,696
	Held	$214	758	1,328	2,696
C	Sold	$314	758	1,328	2,880
	Held	$214	758	1,328	2,880
I	Sold or Held	$113	412	734	1,644
W	Sold or Held	$113	453	816	1,839

ING Global Value Choice Fund and ING International Value Choice Fund

5.                                       The subsection entitled “Management of the Funds — ING Global Value Choice Fund and ING International Value Choice Fund” of the Funds’ Prospectus is hereby deleted and replaced with the following:

ING International Value Choice Fund and ING International Value Equity Fund

ING Investment Management Co. LLC

ING Investment Management Co. LLC (“ING IM” or “Sub-Adviser”), a Delaware limited liability company, was founded in 1972 and is registered with the SEC as an investment adviser. ING IM is an indirect, wholly-owned subsidiary of ING Groep and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. The principal office of ING IM is located at 230 Park Avenue, New York, New York 10169. As of June 30, 2012, ING IM managed approximately $61.2 billion in assets.

ING International Value Choice Fund

The following individuals are jointly responsible for the day-to-day management of ING International Value Choice Fund. Mr. Jansen is primarily responsible for making investment decisions on behalf of the Fund. Mr. Rabinowitz and Mr. Vultaggio support Mr. Jansen and assist in the management of the Fund.

Martin Jansen, Senior Portfolio Manager, has primary responsibility for international equities. Mr. Jansen was previously responsible for managing the transition of the U.S. equity trading facility and U.S. equity assets from ING Investment Management The Hague to ING IM. He joined ING in 1997 as senior manager to co-manage U.S. equity portfolios and was named head of the U.S. equity team in 1999. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

Joseph Vultaggio, Assistant Portfolio Manager and Senior International Research Analyst, joined ING IM in 1994. Mr. Vultaggio is responsible for the European markets.

David Rabinowitz joined ING IM in January 2008 as the director of equity research and senior sector analyst covering the consumer staples sector. He was employed by JPMorgan from May 2002 to November 2007 where he held several equity leadership positions. Most recently, he served as director of emerging markets equity research, and before that, was the director of global sector research. Previously, he was a global consumer strategist at UBS Warburg and prior to that, he was a U.S. equity analyst for Smith Barney and Sanford C. Bernstein & Company.

Historical sub-adviser/name and strategies information:

Effective Date	Fund Name	Sub-Adviser
11/30/12	No Change	ING Investment Management Co. LLC*
04/24/06	No Change	Tradewinds Global Investors, LLC**
Since Inception	ING International Value Choice Fund	NWQ Investment Management Company, LLC

*                 The Sub-Adviser change resulted in a corresponding change to the Fund’s principal investment strategies. Performance prior to the effective date is attributable to the previous Sub-Adviser.

**          The name of the Sub-Adviser changed.

ING International Value Equity Fund

The following individuals are jointly responsible for the day-to-day management of ING International Value Equity Fund. Mr. Jansen is primarily responsible for making investment decisions on behalf of the Fund. Mr. Rabinowitz and Mr. Vultaggio support Mr. Jansen and assist in the management of the Fund.

Martin Jansen, Senior Portfolio Manager, has primary responsibility for international equities. Mr. Jansen was previously responsible for managing the transition of the U.S. equity trading facility and U.S. equity assets from ING Investment Management The Hague to ING IM. He joined ING in 1997 as senior manager to co-manage U.S. equity portfolios and was named head of the U.S. equity team in 1999. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

Joseph Vultaggio, Assistant Portfolio Manager and Senior International Research Analyst, joined ING IM in 1994. Mr. Vultaggio is responsible for the European markets.

David Rabinowitz joined ING IM in January 2008 as the director of equity research and senior sector analyst covering the consumer staples sector. He was employed by JPMorgan from May 2002 to November 2007 where he held several equity leadership positions. Most recently, he served as director of emerging markets equity research, and before that, was the director of global sector research. Previously, he was a global consumer strategist at UBS Warburg and prior to that, he was a U.S. equity analyst for Smith Barney and Sanford C. Bernstein & Company.

Historical sub-adviser/name and strategies information:

Effective Date	Fund Name	Adviser/Sub-Adviser
11/30/12	ING International Value Equity Fund	ING Investment Management Co. LLC*
04/24/06	ING Global Value Choice	Tradewinds Global

Historical sub-adviser/name and strategies information:

Effective Date	Fund Name	Adviser/Sub-Adviser
	Fund	Investors, LLC**
02/01/05	ING Global Value Choice Fund	NWQ Investment Management Company, LLC***
08/01/03	No Change	ING Investment Management Co. LLC****
10/01/00	ING Worldwide Growth Fund	ING Investments, LLC

*	The Sub-Adviser change resulted in a corresponding change to the Fund’s name and principal investment strategies. Performance prior to the effective date is attributable to the previous Sub-Adviser.
**	The name of the Sub-Adviser changed.
***	The Sub-Adviser change resulted in a corresponding change to the Fund’s name and principal investment strategies. Performance prior to the effective date is attributable to the previous sub-adviser.
****	ING Investments, LLC, the Fund’s investment adviser, directly managed the Fund until August 3, 2003, when ING Investment Management Co. LLC began serving as the Fund’s Sub-Adviser.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING Global Value Choice Fund

ING International Value Choice Fund

 (each a “Fund” and collectively the “Funds”)

Supplement dated September 21, 2012

to the Funds’ Class A, Class B, Class C, Class I, and

Class W Statement of Additional Information (“SAI”)

dated February 29, 2012

On September 6, 2012, the Funds’ Board of Trustees (“Board”) approved a change with respect to each Fund’s sub-adviser from Tradewinds Global Investors, LLC to ING Investment Management Co. LLC (“ING IM”) with related changes to each Fund’s principal investment strategies, and expense structure. The Board also approved changing the name of ING Global Value Choice Fund to ING International Value Equity Fund. From the close of business on November 13, 2012 through the close of business on November 30, 2012, the Funds will be in a “transition period” during which time a transition manager will sell all or most of their holdings and may hold a large portion of a Fund’s assets in temporary investments. During this time, the Funds may not be pursuing their respective investment objectives and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in significant buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Funds resulting in taxable distributions to the Funds’ shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by each Fund’s shareholders. Effective on or about November 30, 2012, ING IM will begin managing the Funds under interim sub-advisory agreements. The interim sub-advisory agreements may be in effect up to 150 days.  Shareholder meetings will be held to approve each Fund’s new permanent sub-advisory agreement. In conjunction with the change to the Funds’ sub-adviser, Emily Alejos and Andrew Thelen will be replaced as co-portfolio managers for ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) and Peter Boardman will be replaced as portfolio manager for ING International Value Choice Fund.  Martin Jansen, David Rabinowitz, and Joseph Vultaggio will be the portfolio managers for both Funds.

In addition, the Funds’ Board approved a proposal to reorganize ING International Value Choice Fund with and into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) (the “Merger”).  Effective November 30, 2012, each Fund will have the same sub-adviser and substantially similar principal investment strategies.

The proposal for each Fund to enter into new permanent sub-advisory agreements with ING IM requires approval by each Fund’s shareholders. In addition, the Merger proposal requires approval by ING International Value Choice Fund’s shareholders.  A proxy statement detailing the proposal for a new permanent sub-advisory agreement for ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) is expected to be mailed to the Fund’s shareholders on or about January 17, 2013, and a shareholder meeting for the Fund is expected to be held on or about March 12, 2013.  A proxy statement/prospectus detailing the proposal for a new permanent sub-advisory agreement and the Merger proposal for ING International Value Choice Fund is expected to be mailed to the Fund’s shareholders on or about January 25, 2013, and a shareholder meeting for the Fund is scheduled to be held on or about March 14, 2013. The Funds will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval of the proposals is obtained, ING Global Value Choice Fund (to be renamed

ING International Value Choice Fund) will have a new permanent sub-advisory agreement with ING IM effective on or about March 12, 2013, and ING International Value Choice Fund will have a new permanent sub-advisory agreement with ING IM which will be effective on or about March 14, 2013. The Merger of ING International Value Choice Fund with and into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) is expected to take place on or about March 23, 2013 (“Closing Date”).  Last, any contingent deferred sales charge (“CDSC”) that would be applicable on a redemption of ING International Value Choice Fund’s shares or on a redemption of ING Global Value Choice Fund’s (to be renamed ING International Value Equity Fund) shares acquired as result of the Merger shall be waived from December 14, 2012, (“Record Date”) through and until thirty (30) days following the Closing Date.

1.                                       Effective close of business November 13, 2012, the Funds’ SAI is hereby revised as follows:

a.                                       All references to “ING Global Value Choice Fund” and “Global Value Choice Fund” are hereby deleted and replaced with “ING International Value Equity Fund” and “International Value Equity Fund,” respectively.

b.                                      All references to Emily Alejos and Andrew Thelen as portfolio managers for ING Global Value Choice Fund are hereby deleted.

c.                                       All references to Peter Boardman as portfolio manager for ING International Value Choice Fund are hereby deleted.

d.                                      All references to “Tradewinds Global Investors, LLC” and “Tradewinds” as the sub-adviser for the Funds are hereby deleted.

e.                                       The table in the subsection entitled “History of the Trusts — Fund Name Changes” of the Funds’ SAI is hereby deleted and replaced with the following:

Fund	Former Name	Date of Change
Emerging Markets Equity Dividend	ING Greater China Fund	November 15, 2012
Global Natural Resources	ING Precious Metals Fund	October 9, 2006
Global Opportunities	ING Foreign Fund	June 30, 2010
International Small Cap Fund	ING International SmallCap Multi-Manager Fund	February 29, 2012
	ING International SmallCap	December 17, 2007
	ING International SmallCap Growth Fund	March 1, 2005
International Value Equity Fund	ING Global Value Choice Fund	November 14, 2012
	ING Worldwide Growth Fund	February 1, 2005

f.                                         The following is inserted at the end of the subsection entitled “Global Value Choice Fund — Fundamental Investment Restrictions” of the section entitled “Fundamental and Non-Fundamental Investment Restrictions” of the Funds’ SAI:

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Non-Fundamental Investment Policy

The Fund has adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal market conditions at least 80% of its net assets, (plus borrowings for investment purposes) in equity securities. This policy may be changed by a vote of the Fund’s Board and without shareholder vote. The Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.

2.                                       Effective November 30, 2012, the Funds’ SAI is hereby revised as follows:

a.                                       The line item with respect to the Funds in the table of the section entitled “Adviser” beginning on page 146 of the Funds’ SAI is hereby deleted and replaced with the following:

Fund	Sub-Adviser
ING International Value Choice Fund ING International Value Equity Fund	ING Investment Management Co. LLC (“ING IM”)

b.                                      The line item with respect to Global Value Choice Fund in the table of the section entitled “Adviser — Expense Limitation Agreements” on page 150 of the Funds’ SAI is hereby deleted and replaced with the following:

Fund	Class A	Class B	Class C	Class I	Class O	Class R	Class W
International Value Equity	1.35%	2.10%	2.10%	1.10%	N/A	N/A	1.10%

c.                                       Footnote (7) to the line item with respect to International Value Choice Fund in the table of the section entitled “Adviser — Expense Limitation Agreements” on page 150 of the Funds’ SAI is hereby deleted and replaced with the following:

(7)    Pursuant to a side agreement dated November 30, 2012, the Adviser has lowered the expense limits for International Value Choice Fund through at least March 1, 2014.  The expense limits for International Value Choice Fund are 1.35%, 2.10%, 2.10%, 1.10%, and 1.10% for Class A, Class B, Class C, Class I, and Class W shares, respectively.  If, after March 1, 2014, the Adviser elects not to renew the side agreement, the expense limits revert to the limits listed in the table above.  There is no guarantee that this side agreement will continue after that date.  The side agreement will only renew if the Adviser elects to renew it.  Any fees waived pursuant to the side agreement shall be eligible for recoupment.

d.                                      The fourth paragraph of the sub-section entitled “Adviser — Expense Limitation Agreements” of the Fund’s SAI is hereby deleted and replaced with the following:

Each expense limitation agreement for the Funds provides that the expense limitation shall continue until March 1, 2013 except for Emerging Markets Equity Dividend Fund and International Value Equity Fund.  The expense limitation agreements for Emerging Markets Equity Dividend Fund and

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International Value Equity Fund shall continue through March 1, 2014. The expense limitations are contractual and, after the initial term, shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the agreement to the Independent Chairperson of the Board within ninety (90) days’ of the end of the then-current term for that Fund or upon termination of the Investment Management Agreement.  Each Expense Limitation Agreement may also be terminated by the Trust, without payment of any penalty, upon written notice to the Adviser at its principal place of business within ninety (90) days’ of the end of the then-current term for a Fund.

e.                                 The line item with respect to Global Value Choice Fund in the table of the section entitled “Sub-Advisers — Sub-Advisory Fees” is hereby deleted and replaced with the following:

Fund	Annual Sub-Advisory Fee
ING International Value Equity Fund

0.405% on the first $500 million of the Fund’s average daily net assets;

0.36% on the next $500 million of the Fund’s average daily net assets; and

0.3375% of the Fund’s average daily net assets in excess of $1 billion.

f.                                         The section entitled “Sub-Advisers” of the Funds’ SAI is hereby revised to include the following:

International Value Equity Fund and International Value Choice Fund

Pursuant to an Interim Sub-Advisory Agreement between the Adviser and ING IM dated November 30, 2012, ING IM serves as Sub-Adviser to International Value Equity Fund and International Value Choice Fund.  In this capacity, ING IM, subject to the supervision and control of the Adviser and the Trustees of the Funds, on behalf of the Funds, manages each Fund’s portfolio investments consistently with each Fund’s investment objective, and executes any of the Fund’s investment policies that it deems appropriate to utilize from time to time.  ING IM, a Delaware limited liability company is located at 230 Park Avenue, New York, NY 10169. ING IM is an affiliate of the Adviser and is an indirect, wholly-owned subsidiary of ING Groep.

g.                                      The subsections entitled “Portfolio Managers — Global Value Choice Fund” and “Portfolio Managers — International Value Choice Fund” of the Funds’ SAI are hereby deleted and replaced with the following:

International Value Equity Fund and International Value Choice Fund

From the close of business on November 13, 2012, through the close of business on November 30, 2012, each Fund will be managed by a transition manager in preparation for a sub-adviser change from Tradewinds Global Investors, LLC to ING Investment Management Co. LLC.  Effective November 30, 2012, the following serve as sub-adviser and portfolio managers of the Funds:

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Sub-Adviser: ING Investment Management Co. LLC

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each Portfolio Manager as of August 31, 2012:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Martin Jansen	4	$728,720,793	1	$17,390,468	3	$119,421,961
David Rabinowitz	2	$372,545,306	1	$17,390,468	0	$0
Joseph Vultaggio	3	$621,173,535	1	$17,390,468	0	$0

Potential Material Conflicts of Interest

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to these Funds.  These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs, and hedge funds.  Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager’s various accounts, the allocation of investment opportunities among those accounts, or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of the portfolio manager’s responsibility for multiple accounts with similar investment guidelines.  Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity.  Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the Funds.  These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager.  For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Funds maintain their position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities.  This conflict may be heightened where an account is subject to a performance-based fee.

As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

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Finally, a potential conflict of interest may arise because the investment mandates for certain other accounts, such as hedge funds, may allow extensive use of short sales which, in theory, could allow them to enter into short positions in securities where other accounts hold long positions. ING IM has policies and procedures reasonably designed to limit and monitor short sales by the other accounts to avoid harm to the Funds.

Compensation

Compensation consists of: (i) fixed base salary; (ii) a bonus, which is based on ING IM performance, one-, three-, and five year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks, peer universe performance, and revenue growth and net cash flow growth (changes in the accounts’ net assets not attributable to changes in the value of the accounts’ investments) of the accounts they are responsible for; and (iii) long-term equity awards tied to the performance of our parent company, ING Groep and/or a notional investment in a pre-defined set of ING IM sub-advised Funds.

Portfolio managers are also eligible to receive an annual cash incentive award delivered in some combination of cash and a deferred award in the form of ING stock.  The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators.  Investment performance is measured on both relative and absolute performance in all areas.

ING IM has a defined index (the MSCI EAFE® Index for Mr. Jansen, Mr. Rabinowitz, and Mr. Vultaggio as portfolio managers for each Fund) and set performance goals to appropriately reflect requirements for the investment team.  The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis.  These scorecards measure investment performance versus benchmark and peer groups over one-, three- and five-year periods; year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team.  The results for overall ING IM scorecards are typically calculated on an asset weighted performance basis of the individual team scorecards.

Investment professionals’ performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (65% investment performance-, 5% net cash flow - and 5% revenue growth).

ING IM’s long-term incentive plan is designed to provide ownership-like incentives to reward continued employment and to link long-term compensation to the financial performance of the business. Based on job function, internal comparators and external market data, employees may be granted long-term awards.  All senior investment professionals participate in the long-term compensation plan. Participants receive annual awards determined by the management committee based largely on investment performance and

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contribution to firm performance. Plan awards are based on the current year’s performance as defined by the ING IM component of the annual incentive plan. Awards typically include a combination of performance shares which vest ratably over a three-year period, ING restricted stock and/or a notional investment in a predefined set of ING IM sub-advised funds, each subject to a three-year cliff-vesting schedule.

If a portfolio managers’ fixed base salary compensation exceeds a particular threshold, he may participate in ING’s deferred compensation plan.  The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stocks or at an annual fixed interest rate.  Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

Ownership of Securities

The following table shows the dollar range of shares of the Funds owned by each Portfolio Manager as of August 31, 2012, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Martin Jansen	International Value Equity International Value Choice	None None
David Rabinowitz	International Value Equity International Value Choice	None None
Joseph Vultaggio	International Value Equity International Value Choice	None None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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